Offsets	Jul. 30, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Piedmont Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-266389
Initial Filing Date	Jul. 29, 2022
Fee Offset Claimed	$ 23,175.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 250,000,000.00
Offset Note	The registrant previously filed a prospectus supplement, dated July 29, 2022 (the "Prior Prospectus Supplement") pursuant to the Registration Statement on Form S-3 (Registration No.333-266389), filed with the Securities and Exchange Commission on July 29, 2022 (the "Prior Registration Statement"), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $250,000,000 under its then current "at-the-market" program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $23,175 was paid. As of the date of this prospectus supplement, shares of common stock having an aggregate offering price of up to $250,000,000 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement has been terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $23,175 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is being applied to the filing fees payable in connection with this prospectus supplement.
Termination / Withdrawal Statement	The offering that included the unsold securities under the Prior Prospectus Supplement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Piedmont Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-266389
Filing Date	Jul. 29, 2022
Fee Paid with Fee Offset Source	$ 23,175.00
Offset Note	The registrant previously filed a prospectus supplement, dated July 29, 2022 (the "Prior Prospectus Supplement") pursuant to the Registration Statement on Form S-3 (Registration No. 333-266389), filed with the Securities and Exchange Commission on July 29, 2022 (the "Prior Registration Statement"), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $250,000,000 under its then current "at-the-market" program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $23,175 was paid. As of the date of this prospectus supplement, shares of common stock having an aggregate offering price of up to $250,000,000 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement has been terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $23,175 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is being applied to the filing fees payable in connection with this prospectus supplement.